UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2010

*	This Form N-Q pertains only to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth Allocation Fund

8/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Commodity Strategy Fund - Class I (a)	4,371,315	$46,685,642
MFS Core Growth Fund - Class I	7,821,152	117,551,919
MFS Emerging Markets Equity Fund - Class I	628,911	18,515,143
MFS Global Real Estate Fund - Class I	3,409,844	46,987,651
MFS International Growth Fund - Class I	3,326,358	73,944,928
MFS International New Discovery Fund - Class I	1,961,540	37,053,494
MFS International Value Fund - Class I	3,287,170	73,961,328
MFS Mid Cap Growth Fund - Class I (a)	12,307,129	89,965,112
MFS Mid Cap Value Fund - Class I	8,469,583	91,471,496
MFS New Discovery Fund - Class I (a)	2,271,645	45,183,018
MFS Research Fund - Class I	3,908,552	81,532,402
MFS Research International Fund - Class I	5,523,000	73,676,821
MFS Value Fund - Class I	6,040,111	118,084,161

Total Mutual Funds		$914,613,115

Other Assets, Less Liabilities – 0.0%		207,590

Net Assets – 100.0%		$914,820,705

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$914,613,115	$—	$—	$914,613,115

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$837,524,109

Gross unrealized appreciation	$87,822,769
Gross unrealized depreciation	(10,733,763)

Net unrealized appreciation (depreciation)	$77,089,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	4,641,874	(270,559)	4,371,315
MFS Core Growth Fund	8,298,582	154,227	(631,657)	7,821,152
MFS Emerging Markets Equity Fund	667,809	914	(39,812)	628,911
MFS Global Real Estate Fund	3,390,951	266,036	(247,143)	3,409,844
MFS International Growth Fund	3,444,372	51,603	(169,617)	3,326,358
MFS International New Discovery Fund	2,072,479	16,009	(126,948)	1,961,540
MFS International Value Fund	3,372,669	45,819	(131,318)	3,287,170
MFS Mid Cap Growth Fund	13,397,218	266,141	(1,356,230)	12,307,129
MFS Mid Cap Value Fund	9,194,467	160,609	(885,493)	8,469,583
MFS New Discovery Fund	2,310,047	30,586	(68,988)	2,271,645
MFS Research Fund	4,239,013	91,031	(421,492)	3,908,552
MFS Research International Fund	5,636,702	164,616	(278,318)	5,523,000
MFS Value Fund	6,367,750	150,703	(478,342)	6,040,111

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$160,513	$—	$—	$46,685,642
MFS Core Growth Fund	(1,431,619)	—	—	117,551,919
MFS Emerging Markets Equity Fund	199,343	—	—	18,515,143
MFS Global Real Estate Fund	(147,916)	2,868,011	58,719	46,987,651
MFS International Growth Fund	(180,546)	—	—	73,944,928
MFS International New Discovery Fund	7,920	—	—	37,053,494
MFS International Value Fund	(153,774)	—	—	73,961,328
MFS Mid Cap Growth Fund	(846,412)	—	—	89,965,112
MFS Mid Cap Value Fund	(1,849,589)	—	—	91,471,496
MFS New Discovery Fund	275,849	—	—	45,183,018
MFS Research Fund	(31,029)	—	—	81,532,402
MFS Research International Fund	(665,925)	—	—	73,676,821
MFS Value Fund	(1,642,139)	—	589,154	118,084,161

	$(6,305,324)	$2,868,011	$647,873	$914,613,115

3

MFS® Conservative Allocation Fund

8/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Commodity Strategy Fund - Class I (a)	968,355	$10,342,032
MFS Core Growth Fund - Class I	4,039,735	60,717,214
MFS Diversified Target Return Fund - Class I (a)	2,258,281	20,369,691
MFS Emerging Markets Debt Fund - Class I	2,041,134	30,596,596
MFS Global Bond Fund - Class I	4,796,666	51,036,522
MFS Global Real Estate Fund - Class I	761,572	10,494,465
MFS Government Securities Fund - Class I	9,773,421	102,132,251
MFS High Income Fund - Class I	15,361,057	51,152,321
MFS Inflation-Adjusted Bond Fund - Class I	9,836,342	102,494,685
MFS International Growth Fund - Class I	920,480	20,462,279
MFS International Value Fund - Class I	910,182	20,479,089
MFS Limited Maturity Fund - Class I	16,393,145	101,965,360
MFS Mid Cap Growth Fund - Class I (a)	5,546,861	40,547,552
MFS Mid Cap Value Fund - Class I	3,769,471	40,710,288
MFS New Discovery Fund - Class I (a)	1,019,380	20,275,462
MFS Research Bond Fund - Class I	16,437,974	173,749,388
MFS Research Fund - Class I	2,914,935	60,805,554
MFS Research International Fund - Class I	3,060,616	40,828,615
MFS Value Fund - Class I	3,114,337	60,885,296

Total Mutual Funds		$1,020,044,660

Other Assets, Less Liabilities – (0.0)%		(10,639)

Net Assets – 100.0%		$1,020,034,021

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,020,044,660	$—	$—	$1,020,044,660

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$925,063,045

Gross unrealized appreciation	$94,981,615
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$94,981,615

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	985,967	(17,612)	968,355
MFS Core Growth Fund	3,466,455	577,142	(3,862)	4,039,735
MFS Diversified Target Return Fund	2,028,244	230,037	—	2,258,281
MFS Emerging Markets Debt Fund	3,333,823	37,106	(1,329,795)	2,041,134
MFS Global Bond Fund	—	4,819,022	(22,356)	4,796,666
MFS Global Real Estate Fund	661,557	124,352	(24,337)	761,572
MFS Government Securities Fund	9,528,199	592,299	(347,077)	9,773,421
MFS High Income Fund	14,493,400	921,731	(54,074)	15,361,057
MFS Inflation-Adjusted Bond Fund	9,546,913	576,030	(286,601)	9,836,342
MFS International Growth Fund	851,836	85,923	(17,279)	920,480
MFS International Value Fund	831,801	88,943	(10,562)	910,182
MFS Limited Maturity Fund	15,558,592	1,170,003	(335,450)	16,393,145
MFS Mid Cap Growth Fund	4,767,471	786,648	(7,258)	5,546,861
MFS Mid Cap Value Fund	3,273,296	503,010	(6,835)	3,769,471
MFS New Discovery Fund	903,571	116,751	(942)	1,019,380
MFS Research Bond Fund	18,796,081	746,834	(3,104,941)	16,437,974
MFS Research Fund	2,890,190	344,484	(319,739)	2,914,935
MFS Research International Fund	2,807,757	285,225	(32,366)	3,060,616
MFS Value Fund	2,660,253	457,454	(3,370)	3,114,337

3

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$6,182	$—	$—	$10,342,032
MFS Core Growth Fund	(9,820)	—	—	60,717,214
MFS Diversified Target Return Fund	—	—	—	20,369,691
MFS Emerging Markets Debt Fund	1,581,796	—	442,359	30,596,596
MFS Global Bond Fund	1,865	—	233,200	51,036,522
MFS Global Real Estate Fund	(37,456)	580,594	11,887	10,494,465
MFS Government Securities Fund	16,482	—	823,869	102,132,251
MFS High Income Fund	(4,250)	—	963,043	51,152,321
MFS Inflation-Adjusted Bond Fund	(8,429)	—	607,017	102,494,685
MFS International Growth Fund	(26,071)	—	—	20,462,279
MFS International Value Fund	(18,096)	—	—	20,479,089
MFS Limited Maturity Fund	(76,651)	—	881,008	101,965,360
MFS Mid Cap Growth Fund	(1,513)	—	—	40,547,552
MFS Mid Cap Value Fund	(1,392)	—	—	40,710,288
MFS New Discovery Fund	(204)	—	—	20,275,462
MFS Research Bond Fund	(137,667)	—	1,793,457	173,749,388
MFS Research Fund	(488,526)	—	—	60,805,554
MFS Research International Fund	(92,481)	—	—	40,828,615
MFS Value Fund	(8,037)	—	272,762	60,885,296

Total	$695,732	$580,594	$6,028,602	$1,020,044,660

4

MFS® Emerging Markets Equity Fund

8/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Airlines – 0.3%
Copa Holdings S.A., “A”	36,260	$1,768,762

Alcoholic Beverages – 0.6%
Companhia de Bebidas das Americas, ADR	33,490	$3,707,008

Apparel Manufacturers – 2.8%
Cia.Hering S.A.	75,000	$2,878,292
Li & Fung Ltd.	1,564,000	7,921,787
Stella International Holdings	3,233,000	6,043,107

		$16,843,186

Automotive – 0.2%
Mando Corp. (a)	8,690	$974,898

Broadcasting – 0.4%
Grupo Televisa S.A., ADR	137,520	$2,542,745

Brokerage & Asset Managers – 1.8%
BM&F Bovespa S.A.	484,700	$3,532,618
Bolsa Mexicana de Valores S.A. de C.V.	935,300	1,456,867
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	214,600	1,893,979
Hong Kong Exchanges & Clearing Ltd.	248,500	3,894,218

		$10,777,682

Business Services – 3.9%
Cielo S.A.	301,510	$2,575,174
Infosys Technologies Ltd., ADR	239,360	13,712,934
Kroton Educacional S.A., IEU (a)	317,843	2,569,891
LPS Brasil - Consultoria de Imoveis S.A.	136,900	2,260,555
Redecard S.A.	176,700	2,414,690

		$23,533,244

Cable TV – 1.9%
Naspers Ltd.	183,640	$7,414,823
Net Servicos de Comunicacao S.A., IPS (a)	329,800	4,183,883

		$11,598,706

Computer Software – 0.4%
Totvs S.A.	33,000	$2,442,705

Computer Software - Systems – 2.7%
Acer, Inc.	2,643,161	$6,196,585
Hon Hai Precision Industry Co. Ltd.	2,102,496	7,416,559
NICE Systems Ltd., ADR (a)	97,580	2,615,144

		$16,228,288

Conglomerates – 1.4%
First Pacific Co. Ltd.	11,376,000	$8,467,561

Construction – 2.4%
Anhui Conch Cement Co. Ltd.	2,002,000	$7,116,220
Corporacion GEO S.A.B. de C.V., “B” (a)	626,460	1,617,005
Corporacion Moctezuma S.A. de C.V.	1,055,800	2,463,645
Duratex S.A.	176,344	1,787,287
Urbi Desarrollos Urbanos S.A. de C.V. (a)	912,170	1,715,234

		$14,699,391

Consumer Products – 2.3%
Dabur India Ltd.	1,746,840	$7,770,541
Hengan International Group Co. Ltd.	562,500	4,985,939

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Kimberly-Clark de Mexico S.A. de C.V., “A”	211,950	$1,226,797

		$13,983,277

Consumer Services – 0.8%
Anhanguera Educacional Participacoes S.A., IEU	277,700	$4,680,381

Electronics – 7.8%
Samsung Electronics Co. Ltd.	36,595	$23,076,003
Siliconware Precision Industries Co. Ltd.	8,566,000	7,714,588
Taiwan Semiconductor Manufacturing Co. Ltd.	6,546,695	12,037,221
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	474,299	4,463,154

		$47,290,966

Energy - Independent – 5.4%
China Shenhua Energy Co. Ltd.	1,339,000	$4,880,045
CNOOC Ltd.	5,796,000	10,014,236
INPEX Corp.	844	3,817,641
PTT Exploration & Production Ltd.	684,300	3,137,787
Reliance Industries Ltd.	366,305	7,157,899
Turkiye Petrol Rafinerileri AS	175,418	3,934,427

		$32,942,035

Energy - Integrated – 5.1%
LUKOIL, ADR	145,540	$7,691,789
OAO Gazprom, ADR	491,860	10,181,502
Petroleo Brasileiro S.A., ADR	386,650	12,894,778

		$30,768,069

Food & Beverages – 1.5%
Grupo Continental S.A.	1,085,130	$3,029,459
Tiger Brands Ltd.	140,230	3,436,823
Tradewinds Berhad	2,262,100	2,648,343

		$9,114,625

Food & Drug Stores – 1.0%
Dairy Farm International Holdings Ltd.	290,700	$2,113,389
Shoprite Group PLC	314,847	3,859,277

		$5,972,666

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS	146,850	$1,334,506

Gaming & Lodging – 2.0%
Genting Berhad	704,100	$2,110,364
Sands China Ltd. (a)	6,593,600	10,239,523

		$12,349,887

General Merchandise – 2.5%
Bim Birlesik Magazalar A.S.	177,812	$4,861,433
Massmart Holdings Ltd.	213,180	3,539,800
Shinsegae Co. Ltd.	14,492	6,974,630

		$15,375,863

Insurance – 2.2%
China Pacific Insurance Co. Ltd.	2,325,800	$8,356,884
Samsung Fire & Marine Insurance Co. Ltd.	32,704	5,223,802

		$13,580,686

Internet – 0.2%
Universo Online S.A., IPS	203,100	$1,120,592

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.1%
Beml Ltd.	97,760	$2,096,935
Sinotruk Hong Kong Ltd.	4,794,000	4,529,764

		$6,626,699

Major Banks – 3.4%
Banco Santander Chile, ADR	21,330	$1,841,206
Bank of China Ltd.	15,647,000	7,864,987
Standard Chartered PLC	294,150	7,774,673
Standard Chartered PLC	120,550	3,232,654

		$20,713,520

Medical & Health Technology & Services – 1.6%
Diagnosticos da America S.A.	450,700	$4,721,925
Fleury S.A.	396,100	4,871,607

		$9,593,532

Metals & Mining – 6.9%
Grupo Mexico S.A.B. de C.V., “B”	889,465	$2,280,368
Maanshan Iron & Steel Co. Ltd.	4,532,000	2,312,973
Magnitogorsk Iron & Steel Works, GDR	288,450	3,198,911
Mining & Metallurgical Co. Norilsk Nickel, ADR	253,200	4,291,740
Novolipetsk Steel, GDR (a)	102,400	2,979,840
POSCO	8,438	3,424,045
Steel Authority of India Ltd.	1,990,831	7,901,534
Usinas Siderurgicas de Minas Gerais S.A., IPS	73,625	1,845,813
Vale S.A., ADR	501,550	13,416,463

		$41,651,687

Network & Telecom – 1.2%
High Tech Computer Corp.	406,183	$7,417,652

Oil Services – 0.3%
Tenaris S.A., ADR	50,280	$1,691,922

Other Banks & Diversified Financials – 13.8%
Banco Compartamos S.A.	294,000	$1,619,524
Banco Santander S.A., IEU	325,900	4,138,118
Bancolombia S.A., ADR	37,740	2,424,040
China Construction Bank	14,197,000	11,717,145
China Merchants Bank Co. Ltd.	387,502	998,800
Commercial International Bank, GDR	770,800	5,202,900
Credicorp Ltd.	22,760	2,395,490
CSU Cardsystem S.A.	894,440	4,130,339
Hana Financial Group, Inc.	219,870	5,657,677
Housing Development Finance Corp. Ltd.	695,081	9,264,791
ICICI Bank Ltd.	239,432	4,976,460
Itau Unibanco Multiplo S.A., ADR	141,681	3,056,059
Komercni Banka A.S.	26,889	5,188,217
Public Bank Berhad	52,152	199,668
Public Bank Berhad	2,813,000	10,900,767
Turkiye Garanti Bankasi A.S.	2,352,890	11,401,975

		$83,271,970

Pharmaceuticals – 2.2%
Genomma Lab Internacional S.A., “B” (a)	2,394,400	$4,402,631
Teva Pharmaceutical Industries Ltd., ADR	180,930	9,151,439

		$13,554,070

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 1.4%
Anglo American Platinum Corp. Ltd. (a)	55,193	$4,568,858
Gold Fields Ltd.	263,050	3,780,786

		$8,349,644

Real Estate – 2.4%
Brasil Brokers Participacoes	855,100	$3,218,341
China Overseas Land & Investment Ltd.	2,280,000	4,865,563
Hang Lung Properties Ltd.	1,425,000	6,365,901

		$14,449,805

Specialty Chemicals – 1.0%
Formosa Plastics Corp.	2,093,000	$4,638,915
Mexichem S.A.B de C.V.	625,400	1,610,004

		$6,248,919

Specialty Stores – 2.0%
Foschini Ltd.	784,680	$7,554,207
Lewis Group Ltd.	508,965	4,265,644
Truworths International Ltd.	10	79

		$11,819,930

Telecommunications - Wireless – 5.3%
America Movil S.A.B. de C.V., “L”, ADR	180,770	$8,429,305
China Mobile Ltd.	519,500	5,285,994
Mobile TeleSystems OJSC, ADR	184,665	3,852,112
MTN Group Ltd.	630,590	10,303,199
Philippine Long Distance Telephone Co.	35,470	1,909,562
Vivo Participacoes S.A., ADR	81,480	1,955,520

		$31,735,692

Telephone Services – 2.5%
China Unicom Ltd., ADR	324,940	$4,503,668
Empresa Nacional de Telecomunicaciones S.A.	139,967	2,248,153
PT XL Axiata Tbk (a)	14,762,500	8,169,618

		$14,921,439

Tobacco – 0.8%
KT&G Corp.	90,181	$4,588,407

Utilities - Electric Power – 3.0%
AES Tiete S.A., IPS	84,000	$1,019,718
CPFL Energia S.A.	62,800	1,449,987
Eletropaulo Metropolitana S.A., IPS	145,040	2,725,307
Enersis S.A., ADR	77,260	1,699,720
Equatorial Energia S.A.	132,600	841,845
Manila Water Co., Inc.	7,420,000	2,865,926
Redentor Energia S.A. (a)	133,400	579,554
Tanjong PLC	689,300	4,652,310
Tractebel Energia S.A.	165,670	2,191,325

		$18,025,692

Total Common Stocks		$596,758,309

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	483,552	$483,552

Total Investments		$597,241,861

Other Assets, Less Liabilities – 1.2%		7,038,027

Net Assets – 100.0%		$604,279,888

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

4

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$100,438,258	$—	$—	$100,438,258
China	77,432,219	—	—	77,432,219
India	52,881,095	—	—	52,881,095
South Korea	49,919,462	—	—	49,919,462
Taiwan	49,884,672	—	—	49,884,672
South Africa	48,723,498	—	—	48,723,498
Hong Kong	45,045,486	—	—	45,045,486
Mexico	32,393,584	—	—	32,393,584
Russia	32,195,893	—	—	32,195,893
Other Countries	84,194,903	23,649,239	—	107,844,142
Mutual Funds	483,552	—	—	483,552

Total Investments	$573,592,622	$23,649,239	$—	$597,241,861

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$513,388,333

Gross unrealized appreciation	$103,458,717
Gross unrealized depreciation	(19,605,189)

Net unrealized appreciation (depreciation)	$83,853,528

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,178,305	92,782,712	(94,477,465)	483,552

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,167	$483,552

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2010, are as follows:

Brazil	16.6%
China	12.8%
India	8.7%
South Korea	8.2%
Taiwan	8.2%
South Africa	8.0%
Hong Kong	7.4%
Mexico	5.3%
Russia	5.3%
Other Countries	19.5%

7

MFS® Global Bond Fund

8/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par		Value ($)
Bonds – 97.0%
Asset-Backed & Securitized – 1.1%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$920,037
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	896,365
JPMorgan Chase Commercial Mortgage Securities Corp., 6.006%, 2049		870,221	914,499

			$2,730,901

Cable TV – 0.6%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$804,813
Time Warner Cable, Inc., 5%, 2020		750,000	799,283

			$1,604,096

Chemicals – 0.2%
Dow Chemical Co., 9.4%, 2039		$450,000	$638,738

Emerging Market Quasi-Sovereign – 0.9%
Empresa Nacional del Petroleo, 6.25%, 2019		$236,000	$257,059
Empresa Nacional del Petroleo, 5.25%, 2020 (z)		765,000	783,479
Petroleos Mexicanos, 5.5%, 2021 (n)		106,000	110,648
Qatari Diar Finance Q.S.C., 5%, 2020 (n)		377,000	396,529
VEB Finance Ltd., 6.902%, 2020 (n)		795,000	854,625

			$2,402,340

Emerging Market Sovereign – 16.1%
Government of Malaysia, 3.835%, 2015	MYR	22,979,000	$7,466,939
Republic of Argentina, FRN, 0.677%, 2012		$721,250	651,595
Republic of Colombia, 7.75%, 2021	COP	2,388,000,000	1,499,577
Republic of Indonesia, 0%, 2010	IDR	60,000,000,000	6,608,899
Republic of Peru, 6.9%, 2037	PEN	2,000,000	778,935
Republic of Peru, 6.85%, 2042	PEN	1,466,000	549,857
Republic of Poland, 5.75%, 2014	PLN	4,147,000	1,343,942
Republic of Poland, 5.5%, 2015	PLN	9,763,000	3,125,921
Republic of South Africa, 8.25%, 2017	ZAR	21,818,000	3,037,953
Republic of South Africa, 8%, 2018	ZAR	34,534,000	4,726,592
Republic of South Africa, 6.75%, 2021	ZAR	26,521,000	3,288,244
United Mexican States, 8%, 2015	MXN	26,140,000	2,173,877
United Mexican States, 7.25%, 2016	MXN	58,580,000	4,734,988
United Mexican States, 8%, 2020	MXN	20,850,000	1,781,398

			$41,768,717

Energy - Integrated – 0.3%
Hess Corp., 8.125%, 2019		$500,000	$651,660

Food & Beverages – 0.7%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$901,173
Kraft Foods, Inc., 6.5%, 2040		750,000	889,687

			$1,790,860

International Market Quasi-Sovereign – 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$226,268

International Market Sovereign – 56.6%
Federal Republic of Germany, 3.75%, 2013	EUR	5,536,000	$7,609,007
Federal Republic of Germany, 3.75%, 2015	EUR	4,175,000	5,874,552
Federal Republic of Germany, 4.25%, 2018	EUR	9,187,000	13,650,393
Federal Republic of Germany, 6.25%, 2030	EUR	1,198,000	2,343,106
Government of Canada, 4.5%, 2015	CAD	665,000	696,044
Government of Canada, 4.25%, 2018	CAD	286,000	301,317
Government of Canada, 5.75%, 2033	CAD	132,000	168,641
Government of Japan, 1.3%, 2014	JPY	287,100,000	3,568,741
Government of Japan, 1.7%, 2017	JPY	2,186,600,000	28,151,258

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 2.1%, 2024	JPY	912,750,000	$11,891,717
Government of Japan, 2.2%, 2027	JPY	611,500,000	8,002,396
Government of Japan, 2.4%, 2037	JPY	204,550,000	2,761,483
Kingdom of Spain, 4.6%, 2019	EUR	2,399,000	3,189,798
Kingdom of Sweden, 4.5%, 2015	SEK	3,135,000	478,006
Kingdom of the Netherlands, 3.75%, 2014	EUR	3,922,000	5,466,424
Kingdom of the Netherlands, 5.5%, 2028	EUR	2,594,000	4,576,833
Republic of Austria, 4.65%, 2018	EUR	3,719,000	5,486,431
Republic of Finland, 3.875%, 2017	EUR	3,964,000	5,670,240
Republic of France, 6%, 2025	EUR	1,512,000	2,669,773
Republic of France, 4.75%, 2035	EUR	633,000	1,044,144
Republic of Italy, 4.75%, 2013	EUR	8,377,000	11,293,144
Republic of Italy, 5.25%, 2017	EUR	9,844,000	14,109,633
United Kingdom Treasury, 8%, 2015	GBP	1,859,000	3,744,491
United Kingdom Treasury, 8%, 2021	GBP	673,000	1,518,102
United Kingdom Treasury, 4.25%, 2036	GBP	1,348,000	2,219,104

			$146,484,778

Major Banks – 0.8%
Bank of America Corp., 7.625%, 2019		$1,000,000	$1,170,458
Credit Suisse (USA), Inc., 6%, 2018		500,000	545,149
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	269,779

			$1,985,386

Metals & Mining – 0.4%
ArcelorMittal, 9.85%, 2019		$716,000	$899,709

Natural Gas - Pipeline – 0.2%
Williams Partners LP, 5.25%, 2020		$500,000	$539,705

Network & Telecom – 0.2%
Telecom Italia Capital, 7.175%, 2019		$500,000	$576,205

Other Banks & Diversified Financials – 0.5%
Banco Votorantim S.A., 7.375%, 2020 (n)		$489,000	$524,453
Citigroup, Inc., 6.125%, 2018		750,000	809,371

			$1,333,824

Real Estate – 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020		$250,000	$279,995

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013		$289,000	$324,735

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018		$425,000	$562,173

U.S. Treasury Obligations – 17.9%
U.S. Treasury Bonds, 8%, 2021		$8,291,000	$12,572,522
U.S. Treasury Bonds, 6.875%, 2025		5,423,000	7,971,810
U.S. Treasury Bonds, 5.25%, 2029		1,809,000	2,325,413
U.S. Treasury Bonds, 4.5%, 2039		664,000	780,823
U.S. Treasury Notes, 4.75%, 2012		2,869,000	3,047,753
U.S. Treasury Notes, 4.125%, 2015		3,449,000	3,904,106
U.S. Treasury Notes, 4.75%, 2017		13,237,000	15,709,632

			$46,312,059

Total Bonds			$251,112,149

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
Call Options Purchased – 0.0%
KRW Currency - September 2010 @ $1,150 (Premium received $8,534)	KRW	1,484,650,000	$0

Issuer	Shares/Par		Value ($)
Money Market Funds (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value		6,302,978	$6,302,978

Total Investments			$257,415,127

Other Assets, Less Liabilities – 0.6%			1,609,979

Net Assets – 100.0%			$259,025,106

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,886,255, representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Empresa Nacional del Petroleo, 5.25%, 2020	8/05/10 –8/12/10	$768,078	$783,479
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
THO	Thailand Offshore Baht
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$46,312,059	$—	$46,312,059
Non-U.S. Sovereign Debt	—	190,882,103	—	190,882,103
Corporate Bonds	—	8,641,570		8,641,570
Commercial Mortgage-Backed Securities	—	2,730,901	—	2,730,901
Foreign Bonds	—	2,545,516	—	2,545,516
Mutual Funds	6,302,978	—	—	6,302,978

Total Investments	$6,302,978	$251,112,149	$—	$257,415,127

Other Financial Instruments
Swaps	$—	$10,281	$—	$10,281
Forward Currency Contracts	—	(1,734,328)	—	(1,734,328)

For further information regarding security characteristics, see the Portfolio of Investments

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$243,491,977

Gross unrealized appreciation	$14,105,082
Gross unrealized depreciation	(181,932)

Net unrealized appreciation (depreciation)	$13,923,150

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/10

Forward Foreign Currency Exchange Contracts at 8/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	1,709,000	10/12/10	$1,451,770	$1,512,978	$61,208
BUY	BRL	Goldman Sachs International	20,575,000	9/02/10	11,534,364	11,715,302	180,938
SELL	BRL	Goldman Sachs International	20,575,000	9/02/10	11,716,970	11,715,302	1,668
BUY	BRL	HSBC Bank	16,710,000,	9/02/10 – 10/04/10	9,436,496	9,458,624	22,128
SELL	CAD	HSBC Bank	1,727,000	10/12/10	1,620,836	1,618,633	2,203
SELL	CAD	UBS AG	182,000	10/12/10	172,010	170,580	1,430
BUY	CLP	HSBC Bank	496,502,000	9/02/10 – 9/24/10	975,205	986,740	11,535
SELL	CLP	HSBC Bank	115,801,000	9/02/10	231,278	230,198	1,080
BUY	CNY	HSBC Bank	7,168,000	9/03/10 – 10/08/10	1,051,182	1,053,065	1,883
BUY	CNY	JPMorgan Chase Bank	6,908,000	9/03/10 – 10/08/10	1,013,982	1,014,868	886
BUY	COP	HSBC Bank	1,178,595,000	11/04/10	641,413	644,703	3,290

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10 – continued

Forward Foreign Currency Exchange Contracts at 8/31/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	DKK	Barclays Bank PLC	1,974,000	9/14/10	325,743	336,024	10,281
BUY	DKK	Goldman Sachs International	7,079,000	9/14/10	1,203,494	1,205,020	1,526
BUY	EUR	Barclays Bank PLC	7,035,686	9/14/10 - 10/12/10	8,827,166	8,915,867	88,701
BUY	EUR	Goldman Sachs International	37,477	10/12/10	47,488	47,491	3
BUY	EUR	HSBC Bank	3,993,000	9/15/10	5,047,232	5,060,129	12,897
SELL	EUR	Barclays Bank PLC	2,137,000	10/12/10	2,710,492	2,708,042	2,450
SELL	EUR	Citibank N.A.	2,766,000	10/12/10	3,529,485	3,505,121	24,364
SELL	EUR	Deutsche Bank	110,000	10/12/10	139,746	139,394	352
BUY	GBP	Barclays Bank PLC	3,507,858	9/14/10 -10/12/10	5,282,530	5,378,878	96,348
BUY	GBP	Royal Bank of Scotland PLC	164,000	9/14/10	242,009	251,499	9,490
BUY	IDR	JPMorgan Chase Bank	12,942,023,000	10/15/10	1,415,666	1,421,215	5,549
SELL	IDR	HSBC Bank	46,866,733,000	10/15/10	5,166,086	5,146,623	19,463
SELL	IDR	JPMorgan Chase Bank	12,094,232,000	10/15/10 -11/03/10	1,337,056	1,327,795	9,261
SELL	INR	JPMorgan Chase Bank	59,896,000	9/29/10	1,284,245	1,268,025	16,220
BUY	JPY	Barclays Bank PLC	331,480,000	9/14/10	3,740,456	3,946,238	205,782
BUY	JPY	Citibank N.A.	253,817,000	10/12/10	2,943,686	3,022,605	78,919
BUY	JPY	JPMorgan Chase Bank	1,209,040,000	10/12/10	14,289,798	14,397,974	108,176
BUY	JPY	Royal Bank of Scotland PLC	212,620,000	10/12/10	2,482,139	2,532,007	49,868
BUY	JPY	UBS AG	308,518,000	9/14/10 - 10/12/10	3,478,747	3,672,913	194,166
SELL	MXN	Citibank N.A.	48,265,000	10/12/10	3,710,111	3,640,707	69,404
SELL	MXN	Goldman Sachs International	17,347,000	11/03/10	1,339,402	1,305,656	33,746
SELL	MXN	HSBC Bank	33,146,000	11/05/10	2,503,361	2,494,304	9,057
SELL	MXN	JPMorgan Chase Bank	31,837,000	11/05/10	2,440,776	2,395,798	44,978
BUY	MYR	Barclays Bank PLC	164,000	9/23/10	51,850	52,183	333
BUY	MYR	JPMorgan Chase Bank	1,901,340	9/23/10	589,797	604,976	15,179
SELL	NOK	Citibank N.A.	5,514,000	10/12/10	895,266	872,296	22,970
BUY	PHP	Barclays Bank PLC	125,810,000	9/16/10 - 9/23/10	2,704,505	2,768,773	64,268
BUY	PHP	Deutsche Bank AG	43,387,000	9/23/10	929,058	954,275	25,217
BUY	PHP	JPMorgan Chase Bank	30,647,000	9/16/10	673,709	674,590	881
SELL	PLN	Deutsche Bank AG	10,136,239	11/17/10	3,212,245	3,190,182	22,063
BUY	SEK	Barclays Bank PLC	3,949,000	9/14/10	508,205	534,158	25,953
BUY	SEK	Deutsche Bank AG	11,208,000	10/12/10	1,488,288	1,515,349	27,061
BUY	THO	HSBC Bank	62,282,000	10/05/10	1,949,663	1,990,845	41,182
BUY	THO	JPMorgan Chase Bank	145,530,000	9/20/10	4,604,651	4,652,181	47,530
SELL	TRY	JPMorgan Chase Bank	3,520,000	10/12/10	2,297,800	2,288,974	8,826
SELL	ZAR	Barclays Bank PLC	15,852,360	10/14/10 -11/18/10	2,148,028	2,122,262	25,766
SELL	ZAR	UBS AG	18,872,913	10/14/10	2,555,678	2,540,746	14,932

							$1,719,743

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10 – continued

Forward Foreign Currency Exchange Contracts at 8/31/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Citibank N.A.	146,000	10/12/10	$132,311	$129,254	$(3,057)
SELL	AUD	Westpac Banking Corp.	79,000	10/12/10	69,781	69,939	(158)
SELL	BRL	Barclays Bank PLC	1,032,000	10/26/10	573,492	581,251	(7,759)
BUY	BRL	HSBC Bank	20,575,000	9/02/10	11,716,970	11,715,302	(1,668)
SELL	BRL	HSBC Bank	22,411,000	9/02/10	12,722,083	12,760,712	(38,629)
BUY	CAD	Barclays Bank PLC	382,000	10/12/10	365,969	358,030	(7,939)
BUY	CAD	Goldman Sachs International	3,906,000	11/03/10	3,810,174	3,659,371	(150,803)
BUY	CAD	UBS AG	1,377,000	9/14/10	1,338,027	1,291,127	(46,900)
BUY	CLP	HSBC Bank	115,801,000	9/13/10	231,264	230,156	(1,108)
BUY	CNY	Barclays Bank PLC	5,155,000	12/22/10	763,251	758,000	(5,251)
BUY	CNY	HSBC Bank	1,607,000	10/18/10	237,564	236,130	(1,434)
BUY	CNY	JPMorgan Chase Bank	3,480,000	12/22/10	516,550	511,705	(4,845)
SELL	CNY	HSBC Bank	3,584,000	9/03/10	526,285	526,488	(203)
SELL	CNY	JPMorgan Chase Bank	3,454,000	9/03/10	507,382	507,391	(9)
BUY	DKK	UBS AG	938,000	10/12/10	159,779	159,670	(109)
BUY	EUR	Barclays Bank PLC	2,075,000	9/15/10 -10/12/10	2,676,936	2,629,494	(47,442)
BUY	EUR	Citibank N.A.	1,983,000	10/12/10	2,523,576	2,512,891	(10,685)
BUY	EUR	Goldman Sachs International	2,816,666	10/12/10	3,596,795	3,569,326	(27,469)
BUY	EUR	JPMorgan Chase Bank	1,485,358	10/12/10	1,955,964	1,882,270	(73,694)
BUY	EUR	Royal Bank of Scotland PLC	580,000	10/12/10	750,963	734,986	(15,977)
BUY	EUR	UBS AG	565,235	10/12/10	716,743	716,275	(468)
SELL	EUR	Barclays Bank PLC	11,823,000	10/12/10	14,935,334	14,982,303	(46,969)
SELL	EUR	JPMorgan Chase Bank	29,253,164	9/14/10 -10/12/10	36,259,243	37,070,751	(811,508)
SELL	EUR	UBS AG	12,784,000	9/15/10 -10/12/10	16,103,670	16,200,105	(96,435)
BUY	GBP	Barclays Bank PLC	232,000	10/12/10	368,810	355,714	(13,096)
BUY	GBP	Deutsche Bank AG	1,887,858	10/12/10	3,012,588	2,894,559	(118,029)
BUY	GBP	UBS AG	252,000	10/12/10	391,003	386,379	(4,624)
BUY	IDR	Barclays Bank PLC	40,632,663,000	10/12/10 -11/03/10	4,518,743	4,455,548	(63,195)
BUY	IDR	JPMorgan Chase Bank	39,649,947,000	10/20/10 -11/03/10	4,413,501	4,342,875	(70,626)
BUY	INR	HSBC Bank	59,957,000	9/29/10	1,277,311	1,269,316	(7,995)
SELL	JPY	Barclays Bank PLC	34,519,000	10/12/10	408,383	411,073	(2,690)

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10 – continued

Forward Foreign Currency Exchange Contracts at 8/31/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	JPY	Citibank N.A.	55,285,125	9/15/10	625,000	658,171	(33,171)
SELL	JPY	HSBC Bank	159,203,145	10/12/10	1,846,755	1,895,887	(49,132)
SELL	JPY	JPMorgan Chase Bank	343,584,525	10/12/10	3,949,157	4,091,611	(142,454)
SELL	JPY	Merrill Lynch International Bank	1,003,388,000	9/14/10 - 10/12/10	11,291,289	11,947,163	(655,874)
SELL	JPY	UBS AG	89,821,041	10/12/10	1,051,338	1,069,643	(18,305)
BUY	MXN	Goldman Sachs International	79,687,000	11/03/10	6,246,042	5,997,800	(248,242)
BUY	MXN	HSBC Bank	1,825,000	10/12/10	143,337	137,663	(5,674)
BUY	MYR	Barclays Bank PLC	3,206,000	9/23/10	1,021,344	1,020,097	(1,247)
SELL	MYR	Barclays Bank PLC	4,121,000	9/23/10	1,289,425	1,311,236	(21,811)
BUY	NOK	HSBC Bank	5,493,000	10/12/10	917,549	868,974	(48,575)
BUY	PEN	Barclays Bank PLC	3,654,000	9/13/10	1,309,678	1,307,757	(1,921)
SELL	PEN	Barclays Bank PLC	1,438,200	9/13/10	513,368	514,728	(1,360)
SELL	PHP	Barclays Bank PLC	102,402,400	9/16/10 -9/23/10	2,248,425	2,252,613	(4,188)
SELL	PHP	Deutsche Bank AG	10,696,140	9/16/10	234,000	235,439	(1,439)
BUY	PLN	Barclays Bank PLC	13,825,000	11/17/10	4,382,211	4,351,147	(31,064)
BUY	PLN	HSBC Bank	8,709,000	11/17/10	2,765,025	2,740,986	(24,039)
BUY	RUB	HSBC Bank	16,115,000	9/30/10	532,551	521,480	(11,071)
BUY	RUB	JPMorgan Chase Bank	53,570,000	9/23/10 - 9/30/10	1,769,654	1,733,554	(36,100)
BUY	SEK	Citibank N.A.	821,000	10/12/10	111,805	111,001	(804)
BUY	TRY	HSBC Bank	7,099,000	10/12/10	4,714,594	4,616,315	(98,279)
BUY	TRY	JPMorgan Chase Bank	14,873,000	10/12/10	9,874,191	9,671,567	(202,624)
BUY	TRY	Royal Bank of Scotland PLC	1,300,000	10/12/10	863,472	845,360	(18,112)
SELL	TRY	Citibank N.A.	2,727,000	10/12/10	1,767,004	1,773,305	(6,301)
SELL	TRY	HSBC Bank	4,192,000	11/22/10	2,692,783	2,706,486	(13,703)
BUY	TWD	Barclays Bank PLC	11,200,340	9/28/10	350,755	349,686	(1,069)
BUY	TWD	Deutsche Bank AG	37,861,000	9/28/10	1,185,379	1,182,061	(3,318)
SELL	ZAR	HSBC Bank	18,600,723	10/14/10	2,409,014	2,504,102	(95,088)

							$(3,454,071)

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10 – continued

Swap Agreements at 8/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
10/01/10	BRL	4,500,000	JPMorgan Chase Bank	10.58% (fixed rate)	CDI (floating rate)	$1,378
10/01/10	BRL	20,000,000	JPMorgan Chase Bank	10.76% (fixed rate)	CDI (floating rate)	8,903

						$10,281

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	90,650,465	(84,347,487)	6,302,978

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,047	$6,302,978

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2010, are as follows:

Japan	21.2%
United States	19.3%
Germany	11.5%
Italy	10.1%
Brazil	5.4%
South Africa	4.4%
Netherlands	3.9%
Mexico	3.4%
United Kingdom	2.9%
Other Countries	17.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS Global Bond Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(6) Investment Concentration

The Fund may invest between 25% and 35% of its total assets in the securities of any one industry sector if, at the time of investment, that industry sector represents 20% or more of the global bond market as a whole, as measured by index determined by MFS to be an appropriate measure of the global bond market. At the end of the August 31, 2010 period, the Fund did not have more than 25% of its assets invested in any industry sector.

MFS® Growth Allocation Fund

8/31/10
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Commodity Strategy Fund - Class I (a)	8,242,132	$88,025,968
MFS Core Growth Fund - Class I	15,365,695	230,946,392
MFS Diversified Target Return Fund - Class I (a)	2,408,884	21,728,130
MFS Emerging Markets Debt Fund - Class I	4,478,391	67,131,080
MFS Emerging Markets Equity Fund - Class I	739,802	21,779,783
MFS Global Bond Fund - Class I (a)	8,372,817	89,086,769
MFS Global Real Estate Fund - Class I	4,953,519	68,259,488
MFS High Income Fund - Class I	33,276,801	110,811,747
MFS Inflation-Adjusted Bond Fund - Class I	10,610,026	110,556,467
MFS International Growth Fund - Class I	4,862,504	108,093,465
MFS International New Discovery Fund - Class I	2,305,215	43,545,517
MFS International Value Fund - Class I	4,791,325	107,804,812
MFS Mid Cap Growth Fund - Class I (a)	25,759,897	188,304,847
MFS Mid Cap Value Fund - Class I	17,705,054	191,214,585
MFS New Discovery Fund - Class I (a)	4,195,200	83,442,526
MFS Research Bond Fund - Class I	6,294,096	66,528,593
MFS Research Fund - Class I	8,061,444	168,161,715
MFS Research International Fund - Class I	11,356,210	151,491,835
MFS Value Fund - Class I	11,880,454	232,262,870

Total Mutual Funds		$2,149,176,589

Other Assets, Less Liabilities – 0.0%		718,198

Net Assets – 100.0%		$2,149,894,787

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,149,176,589	$—	$—	$2,149,176,589

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,007,585,346

Gross unrealized appreciation	$150,577,743
Gross unrealized depreciation	(8,986,500)

Net unrealized appreciation (depreciation)	$141,591,243

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	8,620,752	(378,620)	8,242,132
MFS Core Growth Fund	16,153,117	361,275	(1,148,697)	15,365,695
MFS Diversified Target Return Fund	2,378,830	90,133	(60,079)	2,408,884
MFS Emerging Markets Debt Fund	7,833,286	72,542	(3,427,437)	4,478,391
MFS Emerging Markets Equity Fund	760,013	12,935	(33,146)	739,802
MFS Global Bond Fund	—	8,508,472	(135,655)	8,372,817
MFS Global Real Estate Fund	4,599,434	669,337	(315,252)	4,953,519
MFS High Income Fund	34,255,852	841,198	(1,820,249)	33,276,801
MFS Inflation-Adjusted Bond Fund	11,135,387	273,519	(798,880)	10,610,026
MFS International Growth Fund	4,849,519	205,379	(192,394)	4,862,504
MFS International New Discovery Fund	2,341,240	74,358	(110,383)	2,305,215
MFS International Value Fund	4,743,477	186,344	(138,496)	4,791,325
MFS Mid Cap Growth Fund	25,846,574	689,035	(775,712)	25,759,897
MFS Mid Cap Value Fund	17,689,906	388,362	(373,214)	17,705,054
MFS New Discovery Fund	4,342,201	63,828	(210,829)	4,195,200
MFS Research Bond Fund	10,987,284	142,487	(4,835,675)	6,294,096
MFS Research Fund	8,679,282	225,163	(843,001)	8,061,444
MFS Research International Fund	12,720,666	40,171	(1,404,627)	11,356,210
MFS Value Fund	12,408,520	345,704	(873,770)	11,880,454

3

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$142,770	$—	$—	$88,025,968
MFS Core Growth Fund	(4,427,732)	—	—	230,946,392
MFS Diversified Target Return Fund	(13,048)	—	—	21,728,130
MFS Emerging Markets Debt Fund	5,889,781	—	1,001,725	67,131,080
MFS Emerging Markets Equity Fund	65,051	—	—	21,779,783
MFS Global Bond Fund	35,407	—	415,619	89,086,769
MFS Global Real Estate Fund	(184,601)	3,955,056	80,975	68,259,488
MFS High Income Fund	(1,047,884)	—	2,165,069	110,811,747
MFS Inflation-Adjusted Bond Fund	78,686	—	676,168	110,556,467
MFS International Growth Fund	(249,141)	—	—	108,093,465
MFS International New Discovery Fund	(48,242)	—	—	43,545,517
MFS International Value Fund	(211,296)	—	—	107,804,812
MFS Mid Cap Growth Fund	(669,474)	—	—	188,304,847
MFS Mid Cap Value Fund	(847,046)	—	—	191,214,585
MFS New Discovery Fund	1,872,067	—	—	83,442,526
MFS Research Bond Fund	1,519,397	—	782,941	66,528,593
MFS Research Fund	998,171	—	—	168,161,715
MFS Research International Fund	(3,188,126)	—	—	151,491,835
MFS Value Fund	(2,374,267)	—	1,133,385	232,262,870

	$(2,659,527)	$3,955,056	$6,255,882	$2,149,176,589

4

MFS® International Diversification℠ Fund

8/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Emerging Markets Equity Fund - Class I	7,342,624	$216,166,863
MFS International Growth Fund - Class I	24,345,710	541,205,132
MFS International New Discovery Fund - Class I	11,470,682	216,681,188
MFS International Value Fund - Class I	24,065,052	541,463,679
MFS Research International Fund - Class I	48,362,443	645,154,986

Total Mutual Funds		$2,160,671,848

Repurchase Agreements – 0.0%
Goldman Sachs, 0.24%, dated 08/31/10, due 09/1/10, total to be received $287,002
(secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $292,740 in a jointly traded account), at Net Asset Value.	$287,000	$287,000

Total Investments		$2,160,958,848

Other Assets, Less Liabilities – 0.1%		2,366,724

Net Assets – 100.0%		$2,163,325,572

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/2010

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,160,671,848	$—	$—	$2,160,671,848
Short Term Securities	—	287,000	—	287,000

Total Investments	$2,160,671,848	$287,000	$—	$2,160,958,848

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/2010 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,567,935,436

Gross unrealized appreciation	$8,357,394
Gross unrealized depreciation	(415,333,982)

Net unrealized appreciation (depreciation)	$(406,976,588)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,441,312	3,979,359	(78,047)	7,342,624
MFS International Growth Fund	22,306,852	2,059,176	(20,318)	24,345,710
MFS International New Discovery Fund	10,633,369	937,049	(99,736)	11,470,682
MFS International Value Fund	21,866,404	2,232,984	(34,336)	24,065,052
MFS Research International Fund	51,705,030	5,000,128	(8,342,715)	48,362,443

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(582,716)	$—	$—	$216,166,863
MFS International Growth Fund	(132,945)	—	—	541,205,132
MFS International New Discovery Fund	(877,695)	—	—	216,681,188
MFS International Value Fund	(307,397)	—	—	541,463,679
MFS Research International Fund	(54,698,280)	—	—	645,154,986

Total	$(56,599,033)	$—	$—	$2,160,671,848

3

MFS® International Growth Fund

8/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Airlines – 0.8%
Copa Holdings S.A., “A”	244,060	$11,905,245

Alcoholic Beverages – 4.5%
Companhia de Bebidas das Americas, ADR	215,230	$23,823,809
Diageo PLC	1,226,030	19,912,394
Heineken N.V. (l)	231,670	10,375,255
Pernod Ricard S.A.	135,560	10,597,631

		$64,709,089

Apparel Manufacturers – 6.1%
Compagnie Financiere Richemont S.A.	328,937	$12,784,885
Li & Fung Ltd.	4,455,200	22,565,950
LVMH Moet Hennessy Louis Vuitton S.A.	313,600	36,470,292
Swatch Group Ltd.	50,054	16,111,940

		$87,933,067

Broadcasting – 1.5%
Grupo Televisa S.A., ADR	397,380	$7,347,556
Publicis Groupe S.A. (l)	330,730	13,851,841

		$21,199,397

Brokerage & Asset Managers – 4.7%
Aberdeen Asset Management PLC	5,065,190	$10,456,040
BM&F Bovespa S.A.	2,026,100	14,766,736
Deutsche Boerse AG	258,000	15,765,559
ICAP PLC	1,602,230	10,074,770
Nomura Holdings, Inc.	2,974,600	16,747,837

		$67,810,942

Business Services – 5.3%
Accenture Ltd., “A” (s)	649,590	$23,774,994
Capita Group PLC	518,166	5,586,640
Hays PLC	4,556,490	6,303,233
Infosys Technologies Ltd., ADR	177,890	10,191,318
Intertek Group PLC	644,780	16,652,524
Michael Page International	2,275,240	13,842,542

		$76,351,251

Computer Software – 1.4%
Dassault Systems S.A.	110,320	$6,652,529
SAP AG	311,700	13,609,793

		$20,262,322

Computer Software - Systems – 3.5%
Acer, Inc.	8,850,220	$20,748,315
Konica Minolta Holdings, Inc.	2,074,500	18,125,021
NICE Systems Ltd., ADR (a)	406,440	10,892,592

		$49,765,928

Consumer Products – 5.3%
AmorePacific Corp.	11,851	$10,873,384
Beiersdorf AG	283,940	15,179,137
Henkel KGaA, IPS	229,110	10,771,605
Reckitt Benckiser Group PLC	453,820	22,710,523
Uni-Charm Corp.	141,200	17,227,711

		$76,762,360

Electrical Equipment – 2.0%
Keyence Corp.	28,600	$5,926,985

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	221,160	$23,455,387

		$29,382,372

Electronics – 4.9%
Hoya Corp.	548,100	$12,082,862
Samsung Electronics Co. Ltd.	31,204	19,676,557
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,355,385	31,574,173
Tokyo Electron Ltd.	166,600	7,813,403

		$71,146,995

Energy - Independent – 1.0%
INPEX Corp.	3,273	$14,804,666

Energy - Integrated – 3.1%
OAO Gazprom, ADR	993,250	$20,560,275
Petroleo Brasileiro S.A., ADR	341,900	11,402,365
Suncor Energy, Inc.	427,860	12,963,996

		$44,926,636

Food & Beverages – 4.7%
Coca-Cola Hellenic Bottling Co. S.A.	323,251	$7,635,689
Groupe Danone	535,572	28,780,437
Nestle S.A.	611,716	31,692,944

		$68,109,070

Food & Drug Stores – 2.6%
Dairy Farm International Holdings Ltd.	1,553,700	$11,295,399
Lawson, Inc.	194,500	8,867,218
Tesco PLC	2,816,599	17,578,933

		$37,741,550

Internet – 0.7%
Yahoo Japan Corp.	29,248	$10,531,508

Leisure & Toys – 1.1%
Shimano, Inc.	311,300	$15,266,706

Major Banks – 6.1%
Credit Suisse Group AG	487,120	$21,394,416
HSBC Holdings PLC	2,482,600	24,508,498
Julius Baer Group Ltd.	468,030	16,508,401
Standard Chartered PLC	950,553	25,489,916

		$87,901,231

Medical & Health Technology & Services – 2.0%
Fleury S.A.	455,000	$5,596,014
Fresenius Medical Care AG & Co. KGaA	196,940	11,150,891
SSL International PLC	664,710	11,835,616

		$28,582,521

Medical Equipment – 3.9%
Essilor International S.A.	223,310	$13,553,792
Sonova Holding AG	183,311	23,454,419
Synthes, Inc.	172,150	18,991,184

		$55,999,395

Metals & Mining – 3.4%
BHP Billiton PLC	1,334,620	$37,487,888
Iluka Resources Ltd. (a)	2,427,690	11,987,537

		$49,475,425

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.4%
Saipem S.p.A.	578,690	$20,254,993

Other Banks & Diversified Financials – 5.7%
Banco Santander Brasil S.A., ADR	1,747,820	$21,987,576
Bank Rakyat Indonesia	12,595,000	12,964,416
China Construction Bank	14,061,000	11,604,901
Credicorp Ltd.	58,570	6,164,493
HDFC Bank Ltd.	656,790	29,799,193

		$82,520,579

Pharmaceuticals – 8.1%
Bayer AG	459,361	$28,046,803
Merck KGaA	169,940	14,760,537
Novo Nordisk A/S, “B”	210,175	18,031,713
Roche Holding AG	162,670	22,111,263
Santen, Inc.	380,300	13,625,795
Teva Pharmaceutical Industries Ltd., ADR	405,960	20,533,457

		$117,109,568

Specialty Chemicals – 6.5%
Akzo Nobel N.V.	397,340	$20,979,548
L’Air Liquide S.A.	138,597	14,412,781
Linde AG	159,880	18,011,851
Shin-Etsu Chemical Co. Ltd.	507,700	23,508,547
Symrise AG	647,727	16,006,230

		$92,918,957

Specialty Stores – 2.3%
Esprit Holdings Ltd.	2,983,722	$16,723,803
Industria de Diseno Textil S.A.	250,070	16,684,854

		$33,408,657

Telecommunications - Wireless – 2.5%
MTN Group Ltd.	1,225,450	$20,022,607
Philippine Long Distance Telephone Co.	284,260	15,303,415

		$35,326,022

Telephone Services – 2.9%
China Unicom Ltd.	18,716,000	$25,792,771
Telefonica S.A.	694,850	15,409,607

		$41,202,378

Utilities - Electric Power – 0.5%
CEZ AS	176,850	$7,412,950

Total Common Stocks		$1,420,721,780

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	21,126,600	$21,126,600

Collateral for Securities Loaned – 0.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	8,108,456	$8,108,456

Total Investments		$1,449,956,836

Other Assets, Less Liabilities – (0.6)%		(8,340,413)

Net Assets – 100.0%		$1,441,616,423

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At August 31, 2010, the value of security pledged amounted to $152,256. At August 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

3

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,420,721,780	$—	$—	$1,420,721,780
Mutual Funds	29,235,056	—	—	29,235,056

Total Investments	$1,449,956,836	$—	$—	$1,449,956,836

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,310,942,779

Gross unrealized appreciation	$179,392,394
Gross unrealized depreciation	(40,378,337)

Net unrealized appreciation (depreciation)	$139,014,057

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,130,612	86,623,465	(84,627,477)	21,126,600

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,850	$21,126,600

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2010 are as follows:

United Kingdom	15.4%
Japan	11.4%
Switzerland	11.3%
France	10.2%
Germany	9.9%
Brazil	5.4%
Taiwan	3.6%
Hong Kong	3.5%
India	2.8%
Other Countries	26.5%

6

MFS® International Value Fund

8/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Aerospace – 1.3%
Cobham PLC	10,941,250	$35,070,317

Alcoholic Beverages – 2.7%
Heineken N.V. (l)	1,677,880	$75,143,236

Apparel Manufacturers – 0.3%
Sanyo Shokai Ltd.	2,132,900	$8,581,362

Automotive – 1.9%
Tomkins PLC	6,050,882	$30,067,002
USS Co. Ltd.	331,080	24,433,948

		$54,500,950

Broadcasting – 2.4%
Fuji Television Network, Inc.	14,258	$19,330,868
Nippon Television Network Corp.	121,120	16,060,907
Vivendi S.A.	1,344,693	31,371,796

		$66,763,571

Brokerage & Asset Managers – 1.3%
Daiwa Securities Group, Inc.	7,810,000	$31,701,107
Van Lanschot N.V. (a)	130,534	5,194,165

		$36,895,272

Business Services – 2.5%
Amadeus IT Holding S.A. (a)	993,799	$17,127,734
Bunzl PLC	2,043,980	22,288,081
Nomura Research, Inc.	1,508,500	29,322,468

		$68,738,283

Chemicals – 1.4%
Givaudan S.A.	39,548	$37,785,334

Computer Software - Systems – 2.2%
Acer, Inc.	8,349,480	$19,574,388
Konica Minolta Holdings, Inc.	3,031,000	26,482,014
Venture Corp. Ltd.	2,510,500	16,113,132

		$62,169,534

Construction – 1.1%
Geberit AG	183,674	$29,597,701

Consumer Products – 5.9%
Henkel KGaA, IPS	807,921	$37,984,399
Kao Corp.	2,909,700	67,642,472
KOSE Corp.	869,400	20,438,817
Reckitt Benckiser Group PLC	756,520	37,858,545

		$163,924,233

Containers – 1.0%
Brambles Ltd.	3,472,140	$18,102,501
Smurfit Kappa Group PLC (a)	1,049,550	8,977,788

		$27,080,289

Electrical Equipment – 1.9%
Legrand S.A.	842,010	$25,571,555
OMRON Corp.	380,200	8,087,340
Spectris PLC	1,414,970	19,064,061

		$52,722,956

Electronics – 2.5%
Halma PLC	3,599,073	$15,140,593

1

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Samsung Electronics Co. Ltd.	43,801	$27,619,948
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,760,303	25,974,451

		$68,734,992

Energy - Independent – 1.0%
INPEX Corp.	5,923	$26,791,334

Energy - Integrated – 4.9%
BP PLC	6,584,250	$38,432,756
Royal Dutch Shell PLC, “A”	3,057,840	81,271,775
TOTAL S.A.	392,694	18,348,048

		$138,052,579

Food & Beverages – 4.9%
Barry Callebaut AG	11,697	$8,093,713
Groupe Danone	856,568	46,030,041
Nestle S.A.	1,591,367	82,448,564

		$136,572,318

Food & Drug Stores – 1.1%
Lawson, Inc.	701,400	$31,976,693

General Merchandise – 0.2%
Daiei, Inc. (a)(l)	1,612,000	$6,523,985

Insurance – 7.4%
Amlin PLC	1,835,941	$11,442,972
Catlin Group Ltd.	2,456,067	12,388,836
Euler Hermes (a)	137,135	10,427,063
Hiscox Ltd.	3,765,219	21,198,301
ING Groep N.V. (a)	3,780,420	33,621,406
Jardine Lloyd Thompson Group PLC	2,168,187	19,236,521
Muenchener Ruckvers AG	234,190	29,915,160
SNS REAAL Groep N.V. (a)	1,558,070	6,584,840
Swiss Reinsurance Co.	691,920	28,692,275
Zurich Financial Services Ltd.	146,308	32,626,576

		$206,133,950

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	277,000	$14,013,213

Machinery & Tools – 3.4%
ASSA ABLOY AB, “B”	1,227,620	$24,530,643
Glory Ltd.	755,500	16,124,408
Neopost S.A. (l)	483,880	34,191,873
Schindler Holding AG	191,830	19,121,592

		$93,968,516

Major Banks – 4.7%
Credit Agricole S.A.	633,769	$7,987,268
HSBC Holdings PLC	6,760,877	66,744,114
Julius Baer Group Ltd.	371,443	13,101,575
Sumitomo Mitsui Financial Group, Inc.	1,023,100	30,457,959
UniCredito Italiano S.p.A.	5,464,540	12,824,990

		$131,115,906

Medical & Health Technology & Services – 2.4%
Kobayashi Pharmaceutical Co. Ltd.	532,500	$24,466,730
Miraca Holdings, Inc.	863,600	28,927,156

2

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Rhoen-Klinikum AG	595,850	$13,070,628

		$66,464,514

Medical Equipment – 1.7%
Smith & Nephew PLC	3,134,029	$26,051,259
Synthes, Inc.	188,720	20,819,148

		$46,870,407

Network & Telecom – 1.6%
Ericsson, Inc., “B”	2,642,220	$25,630,236
Nokia Oyj	2,306,070	19,711,374

		$45,341,610

Other Banks & Diversified Financials – 2.6%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	1,664,000	9,368,789
DnB NOR A.S.A.	2,070,300	22,861,645
Hachijuni Bank Ltd.	1,703,000	9,243,757
Joyo Bank Ltd.	2,500,000	10,177,360
Sapporo Hokuyo Holdings, Inc.	1,997,600	9,416,136
Unione di Banche Italiane ScpA	1,183,443	10,378,053

		$71,445,740

Pharmaceuticals – 11.7%
Bayer AG	728,496	$44,479,144
GlaxoSmithKline PLC	4,271,280	79,983,450
Hisamitsu Pharmaceutical Co., Inc.	417,300	17,236,412
Merck KGaA	80,880	7,025,022
Roche Holding AG	562,580	76,469,874
Sanofi-Aventis	1,351,200	77,516,220
Santen, Inc.	671,900	24,073,551

		$326,783,673

Printing & Publishing – 0.3%
United Business Media Ltd.	1,113,046	$9,422,771

Real Estate – 0.7%
Deutsche Wohnen AG (a)	2,070,482	$20,143,060

Specialty Chemicals – 1.7%
Shin-Etsu Chemical Co. Ltd.	597,300	$27,657,386
Symrise AG	760,996	18,805,264

		$46,462,650

Specialty Stores – 0.5%
Esprit Holdings Ltd.	2,611,881	$14,639,629

Telecommunications - Wireless – 6.0%
KDDI Corp.	12,857	$61,981,728
SmarTone Telecommunications Holdings Ltd.	2,501,000	2,539,984
Vodafone Group PLC	42,595,369	102,660,458

		$167,182,170

Telephone Services – 2.3%
China Unicom Ltd.	8,218,000	$11,325,336
Royal KPN N.V.	3,657,851	53,029,128

		$64,354,464

Tobacco – 4.0%
British American Tobacco PLC	1,887,250	$64,139,507
Japan Tobacco, Inc.	12,412	38,516,943

3

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Tobacco – continued
Swedish Match AB		440,300	$10,144,434

			$112,800,884

Trucking – 2.4%
TNT N.V.		1,291,362	$32,778,676
Yamato Holdings Co. Ltd.		2,995,300	35,226,240

			$68,004,916

Utilities - Electric Power – 1.7%
E.ON AG		1,698,470	$47,793,750

Total Common Stocks			$2,680,566,762

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value		92,740,187	$92,740,187

Collateral for Securities Loaned – 2.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		63,088,883	$63,088,883

Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
Call Options Purchased – 0.1%
EUR Currency - May 2011 @ JPY 128	EUR	23,326,800	$143,530
EUR Currency - November 2010 @ JPY 146	EUR	62,560,000	1,251
EUR Currency - August 2011 @ JPY 120	EUR	76,195,271	1,834,858

Total Call Options Purchased			$1,979,639

Put Options Purchased – 0.1%
JPY Currency - May 2011 @ $0.01	JPY	2,784,977,300	$52,915
JPY Currency - November 2010 @ $0.01	JPY	9,067,500,000	18,135
JPY Currency - August 2011 @ $0.01	JPY	9,337,612,269	1,363,291

Total Put Options Purchased			$1,434,341

Total Investments			$2,839,809,812

Other Assets, Less Liabilities – (1.8)%			(51,397,480)

Net Assets – 100.0%			$2,788,412,332

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,680,566,762	$—	$0	$2,680,566,762
Purchased Currency Options	—	3,413,980	—	3,413,980
Mutual Funds	155,829,070	—	—	155,829,070

Total Investments	$2,836,395,832	$3,413,980	$0	$2,839,809,812

For further information regarding security characteristics, see the Portfolio of Investments. At 8/31/10 the fund held 1 Level 3 security valued at $0 which was also held and valued at $0 at May 31, 2010.

5

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,809,805,089

Gross unrealized appreciation	$230,779,934
Gross unrealized depreciation	(200,775,211)

Net unrealized appreciation (depreciation)	$30,004,723

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,990,822	232,613,877	(227,864,512)	92,740,187

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$71,299	$92,740,187

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2010, are as follows:

United Kingdom	24.9%
Japan	24.2%
Switzerland	12.5%
France	9.0%
Germany	7.9%
Netherlands	7.4%
United States	5.6%
Sweden	2.2%
Taiwan	1.6%
Other Countries	4.7%

6

MFS® Moderate Allocation Fund

8/31/10
Quarterly portfolio holdings

SSW
S
NNE

MFS®
INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Commodity Strategy Fund - Class I (a)	5,888,286	$62,886,886
MFS Core Growth Fund - Class I	10,682,424	160,556,833
MFS Diversified Target Return Fund - Class I (a)	2,295,247	20,703,128
MFS Emerging Markets Debt Fund - Class I	4,208,934	63,091,917
MFS Global Bond Fund - Class I	9,860,317	104,913,775
MFS Global Real Estate Fund - Class I	3,124,640	43,057,545
MFS Government Securities Fund - Class I	19,975,121	208,740,013
MFS High Income Fund - Class I	31,412,424	104,603,372
MFS Inflation-Adjusted Bond Fund - Class I	10,061,874	104,844,731
MFS International Growth Fund - Class I	2,780,094	61,801,488
MFS International New Discovery Fund - Class I	1,098,018	20,741,566
MFS International Value Fund - Class I	2,741,134	61,675,523
MFS Mid Cap Growth Fund - Class I (a)	19,239,336	140,639,544
MFS Mid Cap Value Fund - Class I	13,161,671	142,146,043
MFS New Discovery Fund - Class I (a)	3,041,107	60,487,618
MFS Research Bond Fund - Class I	23,770,727	251,256,581
MFS Research Fund - Class I	7,700,764	160,637,944
MFS Research International Fund - Class I	9,289,077	123,916,291
MFS Value Fund - Class I	8,240,867	161,108,941

Total Mutual Funds		$2,057,809,739

Other Assets, Less Liabilities – 0.0%		78,002

Net Assets – 100.0%		$2,057,887,741

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,057,809,739	$—	$—	$2,057,809,739

For further information regarding security characteristics, see the Portfolio of Investments.

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MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,858,974,862

Gross unrealized appreciation	$198,834,877
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$198,834,877

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	6,106,446	(218,160)	5,888,286
MFS Core Growth Fund	11,217,338	443,933	(978,847)	10,682,424
MFS Diversified Target Return Fund	2,214,138	120,133	(39,024)	2,295,247
MFS Emerging Markets Debt Fund	7,283,854	64,452	(3,139,372)	4,208,934
MFS Global Bond Fund	—	10,061,477	(201,160)	9,860,317
MFS Global Real Estate Fund	2,841,085	481,844	(198,289)	3,124,640
MFS Government Securities Fund	20,668,283	640,970	(1,334,132)	19,975,121
MFS High Income Fund	31,638,426	827,430	(1,053,432)	31,412,424
MFS Inflation-Adjusted Bond Fund	10,354,903	340,598	(633,627)	10,061,874
MFS International Growth Fund	2,733,178	120,226	(73,310)	2,780,094
MFS International New Discovery Fund	1,088,602	46,442	(37,026)	1,098,018
MFS International Value Fund	2,674,299	115,881	(49,046)	2,741,134
MFS Mid Cap Growth Fund	18,362,093	936,289	(59,046)	19,239,336
MFS Mid Cap Value Fund	12,613,179	564,788	(16,296)	13,161,671
MFS New Discovery Fund	2,968,571	115,966	(43,430)	3,041,107
MFS Research Bond Fund	30,642,936	564,097	(7,436,306)	23,770,727
MFS Research Fund	8,019,837	345,483	(664,556)	7,700,764
MFS Research International Fund	8,988,553	468,791	(168,267)	9,289,077
MFS Value Fund	8,618,663	362,375	(740,171)	8,240,867

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MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$70,159	$—	$—	$62,886,886
MFS Core Growth Fund	(2,445,087)	—	—	160,556,833
MFS Diversified Target Return Fund	(13,056)	—	—	20,703,128
MFS Emerging Markets Debt Fund	4,895,324	—	919,174	63,091,917
MFS Global Bond Fund	72,832	—	492,339	104,913,775
MFS Global Real Estate Fund	(137,552)	2,477,917	50,732	43,057,545
MFS Government Securities Fund	95,727	—	1,740,537	208,740,013
MFS High Income Fund	(591,785)	—	2,043,523	104,603,372
MFS Inflation-Adjusted Bond Fund	65,507	—	640,479	104,844,731
MFS International Growth Fund	(113,197)	—	—	61,801,488
MFS International New Discovery Fund	(24,195)	—	—	20,741,566
MFS International Value Fund	(86,965)	—	—	61,675,523
MFS Mid Cap Growth Fund	(32,121)	—	—	140,639,544
MFS Mid Cap Value Fund	(27,701)	—	—	142,146,043
MFS New Discovery Fund	361,394	—	—	60,487,618
MFS Research Bond Fund	946,326	—	2,697,822	251,256,581
MFS Research Fund	(30,591)	—	—	160,637,944
MFS Research International Fund	(380,604)	—	—	123,916,291
MFS Value Fund	(549,511)	—	776,302	161,108,941

	$2,074,904	$2,477,917	$9,360,908	$2,057,809,739

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.